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David J. Baum	Direct Dial: 202-239-3346	E-mail: david.baum@alston.com

April 9, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-2521

Re:	Kurv ETF Trust (f/k/a Esoterica Thematic Trust (File Nos. 333-233633; 811-23473): Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A – Kurv Yield Premium Technology Select ETF

Ladies and Gentlemen:

On behalf of Kurv ETF Trust (f/k/a Esoterica Thematic Trust (the “Trust”) and its series, the Kurv Yield Premium Technology Select ETF (the “Fund”), accompanying this letter for filing under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Rule 485(a)(2) thereunder, is a copy of Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A (“Post-Effective Amendement No. 12”). Post-Effective Amendment No. 12 is being filed for the purpose of adding the Fund as a new series of the Trust.

Please call me at (202) 239-3346 if you have any questions or comments regarding this filing.

Sincerely,

/s/ David J. Baum

DavidJ. Baum

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